Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of income tax provision (benefit) consists

		For the period from
		June 26,
	For The Year	2018 (inception)
	Ended	through
	December 31, 2019	December 31, 2018
Current
Federal	$1,079,282	$214,655
State	—	—
Deferred
Federal	129,196	37,594
State	—	—
Valuation allowance	(129,196)	(37,594)
Income tax provision	$1,079,282	$214,655

Schedule of net deferred tax assets

The Company’s net deferred tax assets are as follows:

	December 31,
	2019	2018
Deferred tax assets:
StartUp/Organization Costs	$166,790	$37,594
Total deferred tax assets	166,790	37,594
Valuation allowance	(166,790)	(37,594)
Deferred tax asset, net of allowance	$—	$—

Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company's effective tax rate

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate is as follows:

	December 31,
	2019	2018
Statutory Federal income tax rate	21.0%	21.0%
Meals & entertainment	(0.0)%	0.0%
Change in fair value of warrant liabilities	(28.4)%	(16.9)%
Change in Valuation Allowance	(1.0)%	0.9%
Income Taxes Provision (Benefit)	(8.4)%	5.0%